UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2011

Date of reporting period: February 28, 2011

Item 1.	Schedule of Investments

SEI Alpha Strategy Portfolios, LP

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 50.2%

Agency Mortgage-Backed Obligations — 12.9%
FHLMC ARM (A)
3.585%, 03/01/36	$6,289	$6,621
2.710%, 06/01/35	5,985	6,266
2.263%, 10/01/35	2,901	3,017
FHLMC REMIC, Ser 2007-3335, Cl BF
0.416%, 07/15/19 (A)	3,258	3,247
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/40	8,406	8,877
FHLMC TBA
5.500%, 03/15/37	2,100	2,241
5.000%, 03/01/35	900	941
FNMA
6.000%, 07/01/37	3,753	4,102
FNMA ARM (A)
3.120%, 01/01/34	1,976	2,067
2.978%, 10/01/33	1,685	1,771
2.946%, 09/01/34	2,097	2,201
2.894%, 10/01/33	1,463	1,535
2.890%, 10/01/33	1,129	1,186
2.696%, 10/01/35	5,124	5,379
2.675%, 05/01/34	1,416	1,487
2.650%, 04/01/34	3,280	3,444
2.617%, 08/01/34	3,888	4,096
2.591%, 05/01/35	5,885	6,132
2.557%, 06/01/35	1,674	1,757
2.537%, 05/01/35	2,237	2,354
2.511%, 04/01/33	889	928
2.459%, 10/01/24	1,169	1,231
2.440%, 10/01/33	2,116	2,217
2.331%, 06/01/35	1,130	1,167
2.317%, 09/01/33	2,628	2,724
2.166%, 07/01/34	3,315	3,455
2.162%, 02/01/35	3,752	3,861
2.136%, 03/01/35	4,247	4,382
2.091%, 07/01/34	1,576	1,643
FREMF Mortgage Trust CMO, Ser 2011-K10, Cl B
4.598%, 11/25/49 (A) (B)	150	141
FREMF Mortgage Trust, Ser 2010-K9, Cl B
5.163%, 09/25/45 (A) (B)	710	690
GNMA ARM (A)
2.021%, 12/20/60	4,007	4,196
1.680%, 09/20/60 to
11/20/60	5,214	5,278
1.363%, 12/20/60	4,503	4,538
GNMA CMO, Ser 2010-66, Cl A
1.869%, 09/16/27	6,799	6,845
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.713%, 10/07/20 (A)	5,145	5,153

		117,170

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 37.3%
1345 Avenue of the Americas & Park Ave Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (B)	$700	$729
ABN Amro Mortgage, Ser 2003-3, Cl B3
5.750%, 02/25/33 (B)	365	146
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.986%, 06/25/35 (A)	1,705	1,315
American Home Mortgage Investment Trust, Ser 2005-2, Cl 5A3
5.077%, 09/25/35 (A)	7,215	7,283
Banc of America Commercial Mortgage, Ser 2005-2, Cl XP, IO
0.294%, 07/10/43 (A)	46,513	187
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
4.764%, 07/10/45 (A)	998	998
Banc of America Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/46 (A)	6,911	6,961
Banc of America Commercial Mortgage, Ser 2007-2, Cl A4
5.688%, 04/10/49 (A)	900	966
Banc of America Funding, Ser 2004-5, Cl 1A19
5.250%, 12/20/34	408	408
Banc of America Funding, Ser 2004-C, Cl 2A2
3.012%, 12/20/34 (A)	1,800	1,568
Banc of America Funding, Ser 2005-2, Cl 1A2
5.500%, 04/25/35	7	7
Banc of America Funding, Ser 2006-G, Cl 2A2
0.342%, 07/20/36 (A)	543	543
Banc of America Funding, Ser 2010-R11A, Cl 4A6
5.191%, 11/26/36 (A) (B)	9,899	10,001
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.407%, 01/26/37 (A) (B)	4,861	4,717
Banc of America Mortgage Securities, Ser 2003-5, Cl 1A36
5.000%, 07/25/33	937	935
Banc of America Mortgage Securities, Ser 2007-4, Cl B1
6.184%, 12/28/37 (A)	3,778	421
BCAP LLC Trust, Ser 2006-RR1, Cl PA
5.000%, 11/25/36	412	412
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	3,630	3,691

1

SEI Alpha Strategy Portfolios, LP

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR3, Cl X2, IO
0.995%, 02/11/41 (A)(B)	$77,811	$782
Bear Stearns Commercial Mortgage Securities, Ser 2004-T16, Cl A4
4.320%, 02/13/46	3,667	3,697
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A2
4.735%, 09/11/42	7,759	7,785
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.717%, 06/11/40 (A)	3,000	3,262
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28,Cl F
5.992%, 09/11/42 (A)(B)	548	233
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl A1
5.422%, 09/11/42	5,657	5,763
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl G
5.992%, 09/11/42 (A)(B)	955	335
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.560%, 12/25/36 (A)	118	21
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.930%, 02/25/37 (A)	3,124	3,125
Citicorp Mortgage Securities, Ser 2004-5, Cl 1A29
4.750%, 08/25/34	1,727	1,733
Citicorp Mortgage Securities, Ser 2004-8, Cl 3A1
5.250%, 10/25/34	3,769	3,836
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/20	1,403	1,433
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/37	1,708	1,676
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
5.665%, 11/25/38 (A)	7,361	7,443
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49 (A)	1,990	2,097
Commercial Mortgage Pass-Through Certficates, Ser 2004-LB4A, Cl XP, IO
0.718%, 10/15/37 (A)(B)	111,076	608
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/18	4,073	4,164

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2006-OA17, Cl 1A1B
0.332%, 12/20/46 (A)	$478	$472
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	3,787	3,864
Countrywide Home Loan Mortgage Pass-Though Trust, Ser 2005-5, Cl A6
5.500%, 03/25/35	1,468	1,468
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-14, Cl A16
5.500%, 06/25/33	1,323	1,344
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-2, Cl A18
8.000%, 03/25/33	689	704
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-24, Cl A2
4.500%, 07/25/33	1,288	1,289
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-26, Cl 2A1
0.662%, 08/25/33 (A)	961	941
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	961	967
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl M
5.500%, 12/25/35	3,724	271
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl B1
5.500%, 12/25/35	1,593	—
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HYB9, Cl 1A2
2.535%, 02/20/36 (A)	321	22
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2006-17, Cl A4
6.000%, 12/25/36	676	673
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-17, Cl M
6.095%, 10/25/37 (A)	5,268	—
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2008-2R, Cl A1
6.000%, 12/25/36	1,322	1,281
Credit Suisse First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
3.097%, 11/25/32 (A)	1,502	1,555

2

SEI Alpha Strategy Portfolios, LP

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl A2
4.512%, 07/15/37	$5,055	$5,101
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
5.826%, 06/15/38 (A)	112	123
Credit Suisse Mortgage Capital Certificates, Ser 2007-C3, Cl A4
5.716%, 06/15/39 (A)	160	170
Credit Suisse Mortgage Capital Certificates, Ser 2010-RR1, Cl 2B
5.695%, 09/15/40 (A)(B)	140	143
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate, Ser 2006-HC1A, Cl A2
0.526%, 05/15/23 (A)(B)	4,000	3,967
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-MH1, Cl AF3
5.970%, 10/25/36 (B)	2,950	3,093
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.510%, 06/28/47 (A)(B)	3,460	3,461
Extended Stay America Trust, Ser 2010-ESHA, Cl XA1, IO
3.128%, 01/05/13 (A)(B)	97,085	5,274
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.810%, 02/25/48 (A)(B)	14,101	14,100
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.760%, 11/29/37 (A)(B)	3,435	3,435
FDIC Stuctured Sale Guaranteed Notes, Ser 2010-S2, Cl 2A
2.570%, 07/29/47 (B)	1,710	1,693
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.506%, 05/25/35 (A)	635	530
First Horizon Asset Securities, Ser 2003-8, Cl 1A3
5.000%, 10/25/33	5,900	6,102
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	1,788	1,798
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	5,500	5,563
GMAC Mortgage Loan Trust, Ser 2004-J3, Cl A1
5.250%, 07/25/34	590	590
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/49	1,380	1,479
GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.699%, 12/10/43 (A)(B)	62,523	2,035

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.660%, 10/25/32 (A)	$887	$850
GSR Mortgage Loan Trust, Ser 2005-3F, Cl 1A2
5.500%, 03/25/35	1,735	1,768
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.044%, 01/25/35 (A)	1,045	995
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.005%, 04/25/35 (A)	1,548	1,191
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.563%, 11/19/34 (A)	235	171
Harborview Mortgage Loan Trust, Ser 2005-9, Cl B11
2.013%, 06/20/35 (A)(B)	1,102	67
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.580%, 07/25/35 (A)	1,723	1,397
Impac CMB Trust, Ser 2004-10, Cl 4M1
0.860%, 03/25/35 (A)	899	714
JP Morgan Chase Commercial Mortgage Securities, Ser 2005- CB12, Cl A3B
5.356%, 09/12/37 (A)	1,665	1,701
JP Morgan Chase Commercial Mortgage Securities, Ser 2005- LDP5, Cl A2
5.198%, 12/15/44	8,881	9,051
JP Morgan Chase Commercial Mortgage Securities, Ser 2010- CNTR, Cl XA, IO
2.076%, 08/05/32 (A)(B)	15,406	2,096
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl A2
4.223%, 01/15/42	808	813
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- CB12, Cl A3A1
4.824%, 09/12/37	1,400	1,412
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP1, Cl A2
4.625%, 03/15/46	3,762	3,816
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP4, Cl A3A1
4.871%, 10/15/42	2,423	2,443
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP7, Cl A2
5.861%, 04/15/45 (A)	4,291	4,320
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.823%, 12/25/34 (A)	2,378	2,397
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/34	4,115	4,287

3

SEI Alpha Strategy Portfolios, LP

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (A)	$1,733	$1,734
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A3
4.545%, 02/15/30	6,440	6,555
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	2,770	2,989
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.899%, 11/21/34 (A)	5,556	5,591
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	1,740	1,769
Master Asset Securitization Trust, Ser 2004-4, Cl 2A4
5.250%, 02/25/15	2,027	2,050
Master Asset Securitization Trust, Ser 2005-1, Cl 2A5
5.000%, 05/25/35	10,963	11,066
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A4
2.624%, 02/25/35 (A)	2,397	2,409
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
2.799%, 07/25/35 (A)	1,590	1,108
Merrill Lynch Mortgage Investors, Ser 2005-A5, Cl A1
2.752%, 06/25/35 (A)	1,192	1,197
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A3
5.289%, 01/12/44 (A)	4,880	5,041
Mid-State Trust, Ser 2010-1, Cl M
5.250%, 12/15/45 (B)	944	955
Morgan Stanley Capital I, Ser 2007-IQ13, Cl A4
5.364%, 03/15/44	1,000	1,044
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.650%, 06/11/42 (A)	1,210	1,318
Morgan Stanley Capital I, Ser 2008-T29, Cl A4
6.280%, 01/11/43	670	747
Morgan Stanley Capital I, Ser IQ11, Cl A3
5.695%, 10/15/42 (A)	1,987	2,063
Morgan Stanley Capital I, Ser IQ14, Cl A4
5.692%, 04/15/49 (A)	1,700	1,801
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.010%, 11/25/34 (A)	2,286	1,867
Morgan Stanley Reremic Trust, Ser 2009-GG10, Cl A4B
5.804%, 08/12/45 (A) (B)	100	104
Morgan Stanley Reremic Trust, Ser 2010-GG10, Cl A4B
5.804%, 08/15/45 (A) (B)	690	718

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes, Ser 2010-A1, Cl A
0.614%, 12/07/20 (A)	$1,853	$1,855
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
4.750%, 07/25/38 (A)	4,825	4,484
Residential Asset Securitization Trust, Ser 2003-A1, Cl A2
0.762%, 03/25/33 (A)	833	827
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.870%, 08/25/22 (A)	2,895	2,764
Residential Funding Mortgage Securities I, Ser 2003-S7, Cl A7
5.500%, 05/25/33	584	601
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A4
5.500%, 03/25/34	1,444	1,454
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/19	5,777	5,885
Residential Funding Mortgage Securities I, Ser 2007-S5, Cl A9
6.000%, 05/25/37	430	68
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/33	1,315	1,428
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	4,247	4,344
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.791%, 04/25/35 (A)	3,478	2,685
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.381%, 10/25/46 (A)	7,747	7,663
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	2,828	2,831
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.292%, 12/15/44 (A)	5,520	5,679
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A3
5.703%, 05/15/43 (A)	1,700	1,756
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A2
5.684%, 05/15/43 (A)	565	565
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.821%, 04/25/47 (A)	7,594	4,288
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-RS2, Cl A1
5.000%, 11/25/33	5,700	5,772

4

SEI Alpha Strategy Portfolios, LP

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	$1,569	$1,576
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR10, Cl 1A1
2.767%, 09/25/35 (A)	4,340	4,343
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-O, Cl A1
4.860%, 08/25/34 (A)	7,878	8,061
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-12, Cl A1
4.750%, 11/25/18	1,476	1,523
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-N, Cl 1A1
4.572%, 12/25/33 (A)	299	305
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-6, Cl A13
0.710%, 06/25/34 (A)	753	747
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.866%, 05/25/34 (A)	1,788	1,861
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-L, Cl A7
4.751%, 07/25/34 (A)	5,000	5,058
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A4
2.801%, 07/25/35 (A)	322	322
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 4A1
4.992%, 10/25/35 (A)	318	311
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-10, Cl A19
6.000%, 08/25/36	512	506
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-16, Cl A13
5.000%, 11/25/36	500	503
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-3, Cl A11
5.500%, 03/25/36	1,373	1,355
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-7, Cl A38
6.000%, 06/25/37	338	336
WF-RBS Commercial Mortgage Trust, Ser 2011-C2
1.375%, 02/15/44 (A) (B)	32,125	2,000

		338,160

Total Mortgage-Backed Securities (Cost $473,891) ($ Thousands)	.	455,330

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 37.2%

Automotive — 6.1%
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	$3,400	$3,401
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	2,333	2,339
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	5,000	4,991
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A2
0.960%, 05/08/14	6,000	6,007
AmeriCredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	595	596
Bank of America Auto Trust, Ser 2009-14, Cl A3
2.670%, 07/15/13 (B)	5,728	5,784
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	5,248	5,291
Bank of America Auto Trust, Ser 2010-1A, Cl A2
0.750%, 06/15/12 (B)	1,862	1,862
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.416%, 09/15/14 (A) (B)	5,055	5,113
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (B)	3,625	3,634
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	4,210	4,250
Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.416%, 01/15/15 (A) (B)	11,045	11,201
Wachovia Auto Owner Trust, Ser 2008-A, Cl A3A
4.810%, 09/20/12	753	758

		55,227

Credit Cards — 8.9%
American Express Credit Account Master Trust, Ser 2005-7, Cl A
0.336%, 03/16/15 (A)	109	109
American Express Credit Account Master Trust, Ser 2007-7, Cl A
0.306%, 02/17/15 (A)	4,819	4,814
American Express Credit Account Master Trust, Ser 2007-8, Cl A
0.566%, 05/15/15 (A)	2,190	2,196

5

SEI Alpha Strategy Portfolios, LP

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Credit Account Master Trust, Ser 2009-1, Cl A
1.616%, 12/15/14 (A)	$20,610	$20,904
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.516%, 03/15/17 (A)	2,016	2,085
American Express Issuance Trust, Ser 2007-2, Cl A
0.516%, 07/15/13 (A)	655	656
Bank of America Credit Card Trust, Ser 2006-A14, Cl A14
0.326%, 04/15/16 (A)	900	896
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.296%, 11/15/13 (A)	3,450	3,449
Bank of America Credit Card Trust, Ser 2007-A6, Cl A6
0.326%, 09/15/16 (A)	1,126	1,118
Bank of America Credit Card Trust, Ser 2008-A5, Cl A5
1.466%, 12/16/13 (A)	5,000	5,020
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	6,730	6,768
Chase Issuance Trust, Ser 2005-A11, Cl A
0.336%, 12/15/14 (A)	370	370
Chase Issuance Trust, Ser 2006-A5, Cl A
0.286%, 11/15/13 (A)	662	662
Chase Issuance Trust, Ser 2007-A10, Cl A10
0.306%, 06/16/14 (A)	4,360	4,354
Chase Issuance Trust, Ser 2007-A16, Cl A16
0.602%, 06/16/14 (A)	344	345
Chase Issuance Trust, Ser 2007-A9, Cl A9
0.296%, 06/16/14 (A)	873	872
Citibank Credit Card Issuance Trust, Ser 2004-A7, Cl A7
0.374%, 11/25/13 (A)	11,415	11,407
Citibank Credit Card Issuance Trust, Ser 2005-A8, Cl A8
0.332%, 10/20/14 (A)	142	142
Citibank Credit Card Issuance Trust, Ser 2006-A1, Cl A1
0.351%, 02/09/15 (A)	232	231
Citibank Credit Card Issuance Trust, Ser 2007-A7, Cl A7
0.612%, 08/20/14 (A)	3,765	3,773
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
2.016%, 03/17/14 (A)	5,477	5,565
Citibank Credit Card Issuance Trust, Ser 2009-A2, Cl A2
1.816%, 05/15/14 (A)	1,000	1,016
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.810%, 01/17/17 (A)	4,000	4,000

		80,752

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mortgage Related Securities — 7.6%
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A2
0.350%, 09/25/36 (A)	$490	$484
ACE Securities, Ser 2005-HE2, Cl M3
0.741%, 04/25/35 (A)	2,235	2,082
Aegis Asset-Backed Securities Trust, Ser 2005-2, Cl M1
0.682%, 06/25/35 (A)	450	403
Aegis Asset-Backed Securities Trust, Ser 2005-4, Cl 1A3
0.530%, 10/25/35 (A)	66	65
Argent Securities, Ser 2005-W2, Cl A2B1
0.462%, 10/25/35 (A)	1,658	1,414
Argent Securities, Ser 2006-W2, Cl A2B
0.450%, 03/25/36 (A)	1,737	937
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.010%, 03/25/34 (A)	367	212
Asset-Backed Funding Certificates, Ser 2006-HE1, Cl A2A
0.320%, 01/25/37 (A)	199	198
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.372%, 10/25/36 (A)	911	907
Asset-Backed Funding Certificates, Ser 2006-OPT3, Cl A3B
0.420%, 11/25/36 (A)	1,110	595
Asset-Backed Securities Home Equity, Ser 2005-HE2, Cl M1
0.712%, 02/25/35 (A)	289	275
Asset-Backed Securities Home Equity, Ser 2005-HE5, Cl M1
0.692%, 06/25/35 (A)	3,891	3,844
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M3
0.792%, 07/25/35 (A)	443	332
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.430%, 03/25/36 (A)	3,382	2,668
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.612%, 06/28/44 (A)	2,345	2,244
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A1
6.129%, 05/28/37	2,913	2,947
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE5, Cl M1
0.712%, 06/25/35 (A)	2,376	2,344
Citicorp Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/37 (B)	7,186	7,340

6

SEI Alpha Strategy Portfolios, LP

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2004-NCM2, Cl 1CB2
6.750%, 08/25/34	$104	$105
Citigroup Mortgage Loan Trust, Ser 2007-WFH1, Cl A2
0.362%, 01/25/37 (A)	2,268	2,199
Credit Suisse First Boston Mortgage Securities, Ser 2005-FIX1, Cl A2
4.310%, 05/25/35	1,565	1,562
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/29	1,803	1,776
GSAA Trust, Ser 2005-1, Cl AF2
4.316%, 11/25/34 (A)	1,995	2,005
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
5.500%, 01/25/37	11,868	2,044
HSBC Home Equity Loan Trust, Ser 2007-3, Cl M1
2.513%, 11/20/36 (A)	3,000	1,961
IXIS Real Estate Capital Trust, Ser 2005-HE2, Cl M2
0.712%, 09/25/35 (A)	3,462	3,445
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.310%, 08/25/33 (A)	367	350
Master Asset-Backed Securities Trust, Ser 2006-AB1, Cl A2
0.490%, 02/25/36 (A)	1,954	1,752
Master Asset-Backed Securities Trust, Ser 2006-NC2, Cl A4
0.410%, 08/25/36 (A)	4,210	1,740
Morgan Stanley ABS Capital I, Ser 2005-HE5, Cl A2C
0.602%, 09/25/35 (A)	4,727	4,578
Morgan Stanley ABS Capital I, Ser 2006-HE3, Cl A2C
0.420%, 04/25/36 (A)	4,003	2,896
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.360%, 10/25/36 (A)	6,411	4,513
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.685%, 02/25/33 (A)	160	120
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.261%, 04/25/33 (A)	105	46
Nationstar Home Equity Loan Trust, Ser 2007-C, Cl 2AV1
0.320%, 06/25/37 (A)	666	655
Nomura Home Equity Loan, Ser 2006-HE3, Cl 2A1
0.300%, 07/25/36 (A)	252	239
Option One Mortgage Loan Trust, Ser 2005-5, Cl 5A3
0.471%, 12/25/35 (A)	2,854	2,531
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.360%, 02/25/37 (A)	1,041	764

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Option One Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.352%, 05/25/37 (A)	$160	$158
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.580%, 01/25/36 (A)	2,800	2,149
Soundview Home Equity Loan Trust, Ser 2006-OPT4, Cl 2A2
0.350%, 06/25/36 (A)	516	510
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI5
4.890%, 05/25/34 (A)	1,509	1,524

		68,913

Other Asset-Backed Securities — 14.6%
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.136%, 01/15/16 (A)	6,500	6,500
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.482%, 12/25/35 (A)	6,222	6,054
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.490%, 01/25/36 (A)	1,129	1,114
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.460%, 05/25/35 (A)	955	936
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35	2,684	2,696
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
5.317%, 11/25/35	9,062	9,382
Argent Securities, Ser 2005-W4, Cl A2C
0.560%, 02/25/36 (A)	749	745
Bear Stearns Asset-Backed Securities Trust, Ser 2006-3, Cl A1
0.410%, 08/25/36 (A)	565	561
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.580%, 10/25/35 (A)	2,973	2,827
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/25/35	1,562	1,547
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A3
5.563%, 09/25/36	757	761
Citicorp Residential Mortgage Securities, Ser 2006-3, Cl A3
5.610%, 11/25/36	440	442
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl A3
0.410%, 10/25/36 (A)	6,265	5,899
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/33 (A)	7,802	8,328
Conseco Financial, Ser 1996-8, Cl A7
8.050%, 10/15/27 (A)	1,252	1,317

7

SEI Alpha Strategy Portfolios, LP

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.490%, 09/25/34 (A)	$75	$71
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.732%, 02/25/36 (A)	413	373
Countrywide Asset-Backed Certificates, Ser 2005-AB1, Cl A2
0.470%, 08/25/35 (A)	771	766
Countrywide Asset-Backed Certificates, Ser 2007-9, Cl 2A1
0.322%, 06/25/47 (A)	272	266
Crest Ltd., Ser 2002-IGA, Cl A
0.754%, 07/28/17 (A) (B)	1,767	1,753
Crest Ltd., Ser 2003-1A, Cl B1
1.242%, 05/28/38 (A) (B)	6,000	4,200
Fieldstone Mortgage Investment, Ser 2006-3, Cl 2A1
0.330%, 11/25/36 (A)	3	3
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF5, Cl M1
0.712%, 03/25/35 (A)	780	760
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF10, Cl A6
0.312%, 07/25/36 (A)	1,152	1,146
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF14, Cl A2
0.320%, 10/25/36 (A)	597	580
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.510%, 06/25/36 (A)	20,000	2,032
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.380%, 09/25/26 (A)	547	147
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.390%, 12/25/26 (A)	221	37
Ford Credit Floorplan Master Owner Trust, Ser 2011-1
0.862%, 02/15/16 (A)	5,000	5,001
Fremont Home Loan Trust, Ser 2005-1, Cl M2
0.742%, 06/25/35 (A)	739	728
Green Tree Financial, Ser 1996-3, Cl A6
7.850%, 05/15/27 (A)	3,592	3,796
Green Tree Financial, Ser 1997-2, Cl A6
7.240%, 06/15/28 (A)	3,036	3,145
Green Tree Financial, Ser 1997-7, Cl A7
6.960%, 07/15/29 (A)	857	917
Green Tree, Ser 2008-MH1, Cl A1
7.000%, 04/25/38 (A) (B)	1,972	2,014

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Acceptance, Ser 1995-BA1, Cl B1
7.400%, 08/10/20	$4,467	$4,564
GSAMP Trust, Ser 2005-HE4, Cl A2C
0.630%, 07/25/45 (A)	814	797
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.640%, 09/25/35 (A)	589	568
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.551%, 11/25/35 (A)	3,955	3,066
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 05/15/14	3,418	3,480
Lehman XS Trust, Ser 2006-19, Cl A1
0.360%, 12/25/36 (A)	29	28
Lehman XS Trust, Ser 2006-20, Cl A1
0.360%, 01/25/37 (A)	176	165
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-3, Cl A2A
0.312%, 06/25/37 (A)	659	656
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.960%, 10/25/37 (A)	1,857	1,818
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/37	1,042	1,065
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.580%, 11/25/35 (A)	6,044	5,426
Morgan Stanley ABS Capital I, Ser 2005-WMC1, Cl M1
0.967%, 01/25/35 (A)	1,323	1,312
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.510%, 12/25/35 (A)	6,364	5,458
Park Place Securities, Ser 2004-WCW1, Cl M1
0.892%, 09/25/34 (A)	4,908	4,823
Park Place Securities, Ser 2004-WWF1, Cl M2
0.942%, 12/25/34 (A)	329	303
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M1
0.742%, 08/25/35 (A)	4,138	3,860
Popular ABS Mortgage Pass-Through Trust, Ser 2006-D, Cl A2
0.422%, 11/25/46 (A)	662	617
RAAC Series, Ser 2005-RP2, Cl A
0.612%, 06/25/35 (A) (B)	1,291	1,254
Residential Asset Mortgage Products, Ser 2004-RS8, Cl AI4
5.060%, 06/25/32 (C)	2,115	2,090

8

SEI Alpha Strategy Portfolios, LP

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

February 28, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2006-NC2, Cl A2
0.450%, 02/25/36 (A)	$1,760	$1,481
SACO I, Ser 2005-9, Cl A1
0.760%, 12/25/35 (A)	2,957	1,043
SACO I, Ser 2005-WM3, Cl A1
0.780%, 09/25/35 (A)	1,495	670
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR4, Cl M1
0.742%, 01/25/36 (A)	3,021	2,969
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR5, Cl A1A
0.550%, 08/25/35 (A)	732	724
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-HE1, Cl A1A
0.560%, 10/25/35 (A) (B)	15	15
Securitized Asset-Backed Receivables LLC Trust, Ser 2007-NC1, Cl A2B
0.410%, 12/25/36 (A)	3,200	1,399
Soundview Home Equity Loan Trust, Ser 2005-DO1, Cl M1
0.682%, 05/25/35 (A)	1,154	1,144
Specialty Underwriting & Residential Finance, Ser 2005- AB3, Cl A2B
0.510%, 09/25/36 (A)	1,697	1,652
Structured Asset Securities, Ser 2005-2XS, Cl 1A2A
4.510%, 02/25/35 (C)	1,806	1,809
Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.381%, 10/25/36 (A) (B)	67	67
Structured Asset Securities, Ser 2007-BC2, Cl A3
0.392%, 03/25/37 (A)	1,189	1,003
Terwin Mortgage Trust, Ser 2006-17HE, Cl A2A
0.340%, 01/25/38 (A) (B)	107	88

		132,258

Total Asset-Backed Securities (Cost $377,146) ($ Thousands)		337,150

CORPORATE OBLIGATIONS — 4.4%

Consumer Discretionary — 1.6%
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	2,000	2,665
Daimler Finance North America LLC
5.875%, 03/15/11	855	856
5.750%, 09/08/11	5,845	5,998
Expedia
7.456%, 08/15/18	1,000	1,125
Macy’s Retail Holdings
6.650%, 07/15/24	2,000	2,010
Wyndham Worldwide
6.000%, 12/01/16	2,000	2,130

		14,784

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 0.1%
Kraft Foods
5.625%, 11/01/11	$851	$878

Energy — 0.2%
Kerr-McGee
6.875%, 09/15/11	1,327	1,368
TransCanada Pipeline Ltd.
6.350%, 05/15/67 (A)	1,000	1,016

		2,384

Financials — 0.5%
Citigroup
6.125%, 05/15/18	700	768
SLM
6.250%, 01/25/16	500	513
Wachovia Capital Trust III
5.800%, 12/31/49 (A)	2,000	1,819
WPP Finance UK
8.000%, 09/15/14	1,000	1,165

		4,265

Industrials — 0.6%
BNSF Funding Trust I
6.613%, 12/15/55 (A)	2,000	2,080
CSX
6.750%, 03/15/11	1,045	1,047
Legrand France
8.500%, 02/15/25	2,000	2,350

		5,477

Materials — 0.2%
Dow Chemical
8.550%, 05/15/19	1,400	1,775

Telecommunication Services — 1.1%
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,000	1,364
Michigan Bell Telephone
7.850%, 01/15/22	1,200	1,405
Telecom Italia Capital
6.200%, 07/18/11	4,642	4,731
Telefonica Emisiones
5.984%, 06/20/11	2,075	2,107

		9,607

Utilities — 0.1%
Dominion Resources
7.500%, 06/30/66 (A)	1,000	1,040

Total Corporate Obligations (Cost $39,892) ($ Thousands)		40,210

COLLATERALIZED DEBT OBLIGATIONS — 1.1%

Other Asset-Backed Securities — 1.1%
1776 CLO, Ser 2006-1A, Cl B
0.762%, 05/08/20 (A) (B)	5,000	4,335
American Money Management CDO, Ser 2004-3A, Cl A
0.673%, 07/25/16 (A) (B)	894	865

9

SEI Alpha Strategy Portfolios, LP

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

February 28, 2011

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

Anthracite CDO I, Ser 2004-1A, Cl A
0.622%, 03/23/19 (A)(B)	$4,847	$4,484

Total Collateralized Debt Obligations (Cost $10,258) ($ Thousands)		9,684

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills
0.145%, 04/14/11 (D)(E)	400	400

Total U.S. Treasury Obligation (Cost $400) ($ Thousands)		400

CASH EQUIVALENT — 7.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A*
0.090%	68,436,542	68,437

Total Cash Equivalent (Cost $68,437) ($ Thousands)		68,437

Total Investments — 100.5% (Cost $970,024) ($ Thousands) †		$911,211

A summary of outstanding futures contracts held by the Fund at February 28, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Depreciation ($ Thousands)
U.S. 5-Year Note	(105)	July-2011	$(18)
U.S. 10-Year Note	(319)	June-2011	(56)
U.S. Long Treasury Bond	(35)	June-2011	(3)

			$(77)

For the period ended February 28, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $906,901 ($ Thousands)

*	Investment in affiliated security. Rate shown is the 7-day effective yield as of February 28, 2011.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2011. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Step Bond — The rate reflected on the Schedule of Investments is the effective yield on February 28, 2011. The coupon on a step bond changes on a specified date.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

10

SEI Alpha Strategy Portfolios, LP

Schedule of Investments (Unaudited)

SEI LIBOR Plus Portfolio

February 28, 2011

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

Ltd. — Limited

NCUA — National Credit Union Association

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investment in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$455,330	$—	$455,330
Asset-Backed Securities	—	337,150	—	337,150
Corporate Obligations	—	40,210	—	40,210
Collateralized Debt Obligations	—	9,684	—	9,684
U.S. Treasury Obligation	—	400	—	400
Cash Equivalent	68,437	—	—	68,437

Total Investment in Securities	$68,437	$842,774	$—	$911,211

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(77)	$—	$—	$(77)

*	Futures Contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

†	At February 28, 2011, the tax basis cost of the Fund’s investments was $970,024 ($ Thousands), and the unrealized appreciation and depreciation were $7,305 ($ Thousands) and $(66,118) ($ Thousands), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

11

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Alpha Strategy Portfolios, LP

By:	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 22, 2011

By:	/S/ PETER RODRIGUEZ
Peter Rodriguez, Controller & CFO

Date: April 22, 2011